ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ACCRUALS AND OTHER CURRENT LIABILITIES
Professional service fees	$ 3,459,430	$ 145,157
Payroll and related liabilities	2,390,025	2,370,523
Utility and maintenance	459	4,595
Other taxes and surcharge	63,919
Others	145,664	19,889
Accruals and other current liabilities	$ 6,059,497	$ 2,540,164